Net operating costs (excluding items disclosed separately) - Summary of net operating costs (excluding items shown separately) (Detail) - USD ($) $ in Millions			12 Months Ended
		Aug. 02, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials, consumables, repairs and maintenance			$ 12,477	$ 9,957	$ 8,490
Amortisation of intangible assets			159	178	161
Depreciation of property, plant and equipment			4,851	4,519	4,118
Employment costs			6,002	5,513	4,770
Shipping and other freight costs			3,146	3,275	2,088
Decrease/(increase) in finished goods and work in progress			803	29	(47)
Royalties			2,994	3,878	2,763
Amounts charged by equity accounted units			1,429	1,160	958
Net foreign exchange (gains)/losses			(42)	14	300
(Gains)/losses on sale of property, plant and equipment			(93)	53	50
Gain on sale of the Cortez Royalty			(432)	0	0
Gains recognised by Kitimat relating to LNG Canada's project			(116)	(336)	0
Provisions (including exchange differences on provisions)			1,006	1,906	894
Research and development			76	65	45
Other external costs			4,254	4,018	3,083
Costs included above capitalised or shown on a separate line item			(722)	(646)	(708)
Other operating income			(1,022)	(893)	(711)
Net operating costs (excluding items disclosed separately)(h)			34,770	32,690	26,254
Sales of financial assets	[1],[2]		892	114	63
Payments for short-term leases			465	502	314
Payments for variable lease components			50	34	30
Operating costs capitalised			485	445	537
Exploration and evaluation costs			190	154	125
Operating costs			47	$ 47	$ 46
Decarbonisation spend			138
Cortez Royalty
Disclosure of attribution of expenses by nature to their function [line items]
Sales of financial assets		$ 525	$ 525

[1]	In 2022, we received net proceeds of US$352 million (2021: US$107 million and 2020: US$58 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.
[2]	Sale of financial assets includes US$525 million of cash received from the sale of the gross production royalty at the Cortez Complex in Nevada, USA, refer to note 1 and note 7.